Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.8%
Geberit AG, Registered	38,370	$29,295,912

Capital Markets — 8.3%
Credit Suisse Group AG, Registered	2,551,129	24,632,176
Julius Baer Group Ltd.	254,848	15,816,882
Partners Group Holding AG	20,066	34,630,857
UBS Group AG, Registered	3,572,695	61,777,164
		136,857,079
Chemicals — 7.2%
Clariant AG, Registered	303,219	5,937,475
EMS-Chemie Holding AG, Registered	9,731	9,276,521
Givaudan SA, Registered	9,535	46,614,216
Sika AG, Registered	144,798	56,543,752
		118,371,964
Construction Materials — 1.6%
Holcim Ltd	552,022	26,593,033

Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	29,764	16,534,220

Electrical Equipment — 3.5%
ABB Ltd., Registered	1,674,105	57,895,216

Food Products — 22.7%
Barry Callebaut AG, Registered	4,577	10,828,377
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	1,256	15,473,406
Chocoladefabriken Lindt & Spruengli AG, Registered	123	15,193,290
Nestle SA, Registered	2,606,632	334,096,559
		375,591,632
Health Care Equipment & Supplies — 5.3%
Alcon Inc.	511,329	40,389,217
Sonova Holding AG, Registered	60,250	22,643,060
Straumann Holding AG, Registered	11,346	24,120,998
		87,153,275
Insurance — 7.2%
Baloise Holding AG, Registered	58,656	8,750,282
Swiss Life Holding AG, Registered	34,433	19,762,479
Swiss Re AG	303,496	28,486,297
Zurich Insurance Group AG	152,243	62,588,542
		119,587,600
Life Sciences Tools & Services — 3.9%
Bachem Holding AG, Class B, Registered	4,075	2,947,334
Lonza Group AG, Registered	75,833	61,147,744
		64,095,078
Machinery — 1.4%
Schindler Holding AG, Participation Certificates, NVS	48,040	12,373,569
Schindler Holding AG, Registered	28,041	6,959,541
VAT Group AG(a)	9,427	4,548,947
		23,882,057
Security	Shares	Value

Marine — 1.1%
Kuehne + Nagel International AG, Registered	61,643	$17,621,813

Pharmaceuticals — 25.0%
Novartis AG, Registered	1,919,021	152,956,986
Roche Holding AG, NVS.	639,617	249,712,970
Roche Holding AG, Bearer	7,383	3,061,334
Vifor Pharma AG	62,103	6,962,333
		412,693,623
Professional Services — 1.7%
Adecco Group AG, Registered	187,321	8,681,083
SGS SA, Registered	6,656	20,079,627
		28,760,710
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	98,484	9,328,963

Software — 0.6%
Temenos AG, Registered	84,343	10,786,989

Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered	180,106	14,364,135

Textiles, Apparel & Luxury Goods — 5.5%
Cie. Financiere Richemont SA, Class A, Registered	498,680	74,211,292
Swatch Group AG (The), Bearer	36,105	10,604,380
Swatch Group AG (The), Registered	92,215	5,266,265
		90,081,937
Total Common Stocks — 99.3%
(Cost: $1,385,549,374)		1,639,495,236

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(c)	840,000	840,000

Total Short-Term Investments — 0.0%
(Cost: $840,000)		840,000

Total Investments in Securities — 99.3%
(Cost: $1,386,389,374)		1,640,335,236

Other Assets, Less Liabilities — 0.7%		11,161,120

Net Assets — 100.0%		$1,651,496,356

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$730,000	$110,000	(a)	$—	$—	$110,000	$840,000	840,000	$8	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Swiss Market Index	89	12/17/21	$11,793	$190,584

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$30,666,696	$1,608,828,540	$—	$1,639,495,236
Money Market Funds	840,000	—	—	840,000
	$31,506,696	$1,608,828,540	$—	$1,640,335,236
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$190,584	$—	$190,584

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
November 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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